Warrant Liabilities (Tables)	12 Months Ended
Feb. 28, 2021
Warrant Liabilities [Abstract]
Summary of Fair Value of Warrant Liabilities Measured Using Black-Scholes Model

The fair value of warrant liabilities was measured using Black-Scholes model. Significant inputs into the model at the inception and reporting period measurement dates are as follows (exercise and stock price in US$):

	As of November 10, 2020	As of February 28, 2021
Exercise price (1)	15.00	15.00
Stock price (2)	12.15	7.13
Expected life (years)	5.00	4.70
Volatility (3)	40.97%	42.03%
Risk-free interest rate (4)	0.46%	0.68%
Dividend yield	0.0%	0.0%

(1)	Based on the terms provided in the warrant agreement dated July 30, 2019.
(2)	Based on the trading value of common stock of Triterras, Inc. as of each presented period ending date.
(3)	Based on Peer Volatility Analysis over each respective remaining contractual term.
(4)	Based on published US Treasury spot rates as of each presented period ending date and correspond with the remaining contractual term.

Summary of Changes in Fair Value of Warrant Liabilities

The following table presents the changes in fair value of warrant liabilities:

	Public	Private placement	Warrant liabilities
	US$	US$	US$
Initial measurement as of November 10, 2021	66,792,000	3,131,483	69,923,483
Change in valuation inputs	(24,035,000)	(2,076,685)	(26,111,685)
Fair value as of February 28, 2021	42,757,000	1,054,798	43,811,798